Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 362.9	$ 370.6
Items that will be reclassified subsequently to net income
Net changes in fair value of derivatives designated as cash flow hedges	7.3	6.6
Net changes in unrealized gain (loss) on translation of foreign operations	30.8	(12.3)
Income tax expense	(2.3)	(1.5)
Other comprehensive income,will be reclassified subsequently to net income	35.8	(7.2)
Items that will not be reclassified subsequently to net income
Actuarial gains (losses) on defined benefit pension plans	8.2	(70.9)
Gain on fair value of restricted investments	0.1	1.0
Income tax (expense) recovery	(2.2)	18.2
Other comprehensive income,will not be reclassified subsequently to net income	6.1	(51.7)
Total other comprehensive income (loss)	41.9	(58.9)
Total comprehensive income	404.8	311.7
Attributable to shareholders	405.1	312.7
Attributable to non-controlling interest	$ (0.3)	$ (1.0)